Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information
Document Type	S-4
Entity Registrant Name	Chavant Capital Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001855467
Amendment Flag	false